Other Long-Term Assets	12 Months Ended
Dec. 31, 2016
Other Long-Term Assets
Other Long-Term Assets

13. Other Long-Term Assets

	As of December 31,
	2015	2016
	RMB	RMB
Deposit for land use rights (Note a)	1,873,553	458,447
Prepayment for investments (Note b)	57,000	895
Others	5,754	51,479

Total	1,936,307	510,821

Note a:

During the year ended December 31, 2015, the Group signed contracts with local government and paid certain amounts of deposits to purchase land use rights located in Ezhou City, Jianyang City, Zhaoqing City and Guangzhou City in the PRC. The purchase process for these land use rights was completed during the year ended December 31, 2016, and the deposits were transferred to the land use rights.

During the year ended December 31, 2016, the Group signed some new contracts with local governments and paid cerntain amounts of deposits to purchase land use rights located in Chongqing City, Xinjiang Autonomous Region, Liaoning Province, Hengyang City, Tianjin City, Shanxi Province and Guangzhou City.

Note b:

The Company signed contracts to acquire certain investments from the investees' existing shareholders. According to the agreements, the Company needs to prepay deposits before the completion of the legal closing process of the acquisitions.